CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	May 31, 2016	May 31, 2015
Revenue	$ 0	$ 0	$ 0	$ 0
Cost of goods sold	0	0	0	0
Gross margin	0	0	0	0
Selling, general and administrative expenses	174,745	184,407	1,314,225	998,994
Professional fees	306,181	258,154	955,810	504,354
Total operating expenses	480,926	442,561	2,270,035	1,503,348
Operating loss	(480,926)	(442,561)	(2,270,035)	(1,503,348)
Other (income) expense:
Interest expense	258,070	33,951	402,021	12,239
Change in fair value of derivative	(123,921)	0	(61,757)	0
Total other expense	134,149	33,951	340,264	12,239
Income (Loss) before income taxes	(615,075)	(476,512)	(2,610,299)	(1,515,587)
Income tax expense	0	0	0	0
Net income (loss)	$ (615,075)	$ (476,512)	$ (2,610,299)	$ (1,515,587)
Net income (loss) per share - basic (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.13)	$ (0.24)
Net income (loss) per share - diluted (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.13)	$ (0.24)
Weighted average shares outstanding - basic (in Shares)	20,350,003	20,001,960	20,146,260	6,356,167
Weighted average shares outstanding - diluted (in Shares)	20,350,003	20,001,960	20,146,260	6,356,167